New York Life Insurance Company
51 Madison Avenue New York, NY 10010
Bus: 212-576-7558
Fax: 212-447-0569
E-mail : charles_a_whites@newyorklife.com
www.newyorklife.com
Charles A. Whites, Jr.
Vice President & Associate General Counsel
March 9, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

Facilitator® Multi-Funded Retirement Annuity MFA I

File No. 811-03831

New York Life Insurance and Annuity Corporation

Facilitator® Multi-Funded Retirement Annuity MFA II

File No. 811-03830

Commissioners:

The Annual Reports dated December 31, 2017 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of policies offered through New York Life Insurance and Annuity Corporation Facilitator® Multi-Funded Retirement Annuity MFA I and New York Life Insurance and Annuity Corporation Facilitator® Multi-Funded Retirement Annuity MFA II of New York Life Insurance and Annuity Corporation pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of MainStay VP Funds Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000887340, File No. 811-03833.

Sincerely,

/s/ Charles A. Whites, Jr.
Charles A. Whites, Jr.
Vice President & Associate General Counsel